FINANCIAL INSTRUMENTS - Fair Value Hierarchy Levels of Assets and Liabilities Value on Nonrecurring Basis (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, losses	$ 0	$ 163	$ 0
Fair Value, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, fair value	0		0	$ 107
Other intangible assets, fair value	$ 0		0	0
Property, plant and equipment, losses			0	163
Other intangible assets, losses			$ 0	$ 92